Cost of sales, without considering depreciation and amortization (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cost of sales [Line Items]
Other production expenses	$ 15,028	$ 24,107	$ 26,739
Cost of sales of services, without considering depreciation and amortization	(12,954)	(10,754)	(59,612)
cost of services [Member]
Disclosure of cost of sales [Line Items]
Direct labor	7,398	5,983	18,314
Services provided by third parties	1,782	1,689	16,247
Consumption of materials and supplies	1,026	868	7,865
Electricity and water	586	633	7,134
Maintenance and repair	946	217	637
Rentals	423	480	2,544
Insurances	246	212	1,233
Transport	98	213	3,868
Other production expenses	449	459	1,770
Cost of sales of services, without considering depreciation and amortization	$ 12,954	$ 10,754	$ 59,612